Woodbridge Merger	12 Months Ended
Dec. 31, 2010
Woodbridge Merger [Abstract]
Woodbridge Merger
3.	Woodbridge Merger

On September 21, 2009, Woodbridge Holdings Corporation and BFC consummated their merger, pursuant to which Woodbridge Holdings Corporation merged with and into a wholly-owned subsidiary of BFC. Upon the effectiveness of the merger, the subsidiary was re-named Woodbridge Holdings, LLC, and Woodbridge Holdings, LLC continued as the surviving company of the merger and the successor entity to Woodbridge Holdings Corporation. Pursuant to the terms of the merger, which was approved by the shareholders of Woodbridge and BFC at their respective meetings held on September 21, 2009, each outstanding share of Woodbridge’s Class A Common Stock automatically converted into the right to receive 3.47 shares of BFC’s Class A Common Stock. Shares otherwise issuable to BFC attributable to the shares of Woodbridge’s Class A Common Stock and Class B Common Stock owned by BFC were canceled in connection with the merger. The merger resulted in a net increase to BFC’s shareholders’ equity of approximately $95 million, comprised of an increase in common stock and additional paid-in capital of approximately $303,000 and $94.7 million, respectively, and a corresponding decrease to noncontrolling interest of approximately $99.6 million.

Prior to the consummation of the merger, BFC owned approximately 22% of Woodbridge’s Class A Common Stock and all of Woodbridge’s Class B Common Stock, representing approximately 59% of the total voting power of Woodbridge. Since BFC had a controlling interest in Woodbridge, the financial results of Woodbridge prior to the merger were consolidated in BFC’s financial statements and continue to be consolidated in BFC’s financial statements. The merger was accounted for as an equity transaction for financial reporting and accounting purposes in accordance with recently adopted FASB authoritative guidance in connection with noncontrolling interests, which provides that changes in a parent’s ownership interest which do not result in the parent losing its controlling interest are reported as equity transactions.

Under Florida law, holders of Woodbridge’s Class A Common Stock who did not vote to approve our merger with Woodbridge and who properly asserted and exercised their appraisal rights with respect to their shares (“Dissenting Holders”) are entitled to receive a cash payment in an amount equal to the fair value of their shares (as determined in accordance with the provisions of Florida law) in lieu of the shares of BFC’s Class A Common Stock which they would otherwise have been entitled to receive. Dissenting Holders, who owned in the aggregate approximately 4.6 million shares of Woodbridge’s Class A Common Stock, provided written notice to Woodbridge regarding their intent to exercise their appraisal rights. In accordance with Florida law, Woodbridge provided written notices and required forms to the Dissenting Holders setting forth, among other things, its determination that the fair value of Woodbridge’s Class A Common Stock immediately prior to the effectiveness of the merger was $1.10 per share. Dissenting Holders were required to return their appraisal forms by November 10, 2009 and indicate on their appraisal forms whether the Dissenting Holder chose to (i) accept Woodbridge’s offer of $1.10 per share or (ii) demand payment of the fair value estimate determined by the Dissenting Holder plus interest. One Dissenting Holder, which held approximately 400,000 shares of Woodbridge’s Class A Common Stock, has withdrawn its shares from the appraisal rights process, while the remaining Dissenting Holders, who collectively held approximately 4.2 million shares of Woodbridge’s Class A Common Stock, have rejected Woodbridge’s offer of $1.10 per share and requested payment for their shares based on their respective fair value estimates of Woodbridge’s Class A Common Stock. In December 2009, the Company recorded a $4.6 million liability with a corresponding reduction to additional paid-in capital representing, in the aggregate, Woodbridge’s offer to the Dissenting Holders. The appraisal rights litigation thereafter commenced and is currently ongoing. The outcome of the litigation is uncertain and there is no assurance as to the amount of cash that will be required to be paid to the Dissenting Holders, which amount may be greater than the $4.6 million that we have accrued.